Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 30, 2025	Dec. 31, 2024	Jan. 02, 2024	Jan. 03, 2023	Dec. 28, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay versus Performance

In accordance with Item 402(v) of SEC Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid, as defined by the SEC (“CAP”) to our principal executive officer (“PEO”) and non-PEO Named Executive (“Non-PEO NEOs”) and certain aspects of our financial performance. The Compensation Committee does not utilize CAP as the basis for making compensation decisions. For further information concerning our compensation philosophy and how we align executive compensation with our performance, please see our Compensation Discussion & Analysis.

The following table summarizes total compensation for our PEO as set forth in our Summary Compensation Table, CAP to our PEO, average total compensation for our Non-PEO NEOs as set forth in our Summary Compensation Table, and average CAP to our Non-PEO NEOs, each as calculated in accordance with SEC rules, and certain Company and peer group performance measures for the periods indicated:

Pay versus Performance Table

Fiscal Year(1)	Summary Compensation Table Total for Mr. Tick PEO 1(2)	Summary Compensation Table Total for Mr. Richmond PEO 2(2)	Summary Compensation Table Total for Mr. Levin PEO 3(2)	Summary Compensation Table Total for Mr. Trojan PEO 4(2)	Compensation Actually Paid to Mr. Tick PEO 1(3)	Compensation Actually Paid to Mr. Richmond PEO 2(3)	Compensation Actually Paid to Mr. Levin PEO 3(3)	Compensation Actually Paid to Mr. Trojan PEO 4(3)	Average Summary Compensation Table Total for Non-PEO NEOs(2)	Average Compensation Actually Paid to Non-PEO NEOs(3)

2025	$3,441,781	$780,978	N/A	N/A	$3,303,500	$777,061	N/A	N/A	$818,453	$700,368

2024	N/A	$1,056,310	$4,418,732	N/A	N/A	$1,139,255	($1,060,136)	N/A	$959,604	$830,157

2023	N/A	N/A	$3,578,502	N/A	N/A	N/A	$4,253,370	N/A	$953,363	$1,032,177

2022	N/A	N/A	$2,650,029	N/A	N/A	N/A	$1,945,628	N/A	$719,955	$565,128

2021	N/A	N/A	$2,519,663	$3,711,615	N/A	N/A	$2,579,184	$4,267,251	$856,556	$904,254

	Value of Initial Fixed $100 Investment Based On(4):		In Thousands

Fiscal Year(1)	Total Shareholder Return	Peer Group Total Shareholder Return(5)	Net Income (Loss)	Adjusted EBITDA6)

2025	$102.36	$93.67	$48,808	$134,075

2024	$92.56	$139.43	$16,687	$117,099

2023	$94.86	$117.55	$19,660	$103,778

2022	$69.49	$96.84	$4,076	$77,885

2021	$91.02	$121.51	$(3,606)	$70,523

(1)
Mr. Tick succeeded Mr. Richmond as PEO on June 5, 2025, Mr. Richmond succeeded Mr. Levin as PEO (on an interim basis) on August 28, 2024, and Mr. Levin succeeded Mr. Trojan as PEO on September 1, 2021. Our Non-PEO NEOs for the applicable fiscal years were as follows:
•
Fiscal Year 2025: Mr. Wilson, Ms. Jaffe, Mr. Lynds, Ms. Miller, Mr. Houdek and Mr. Atkins
•
Fiscal Year 2024: Mr. Houdek, Mr. Lynds, Mr. Putnam K. Shin and Mr. Tick
•
Fiscal Year 2023: Mr. Houdek, Mr. Lynds, Ms. Miller, and Mr. Shin
•
Fiscal Year 2022: Mr. Houdek, Mr. Lynds, Ms. Miller, and Mr. Krakower
•
Fiscal Year 2021: Mr. Houdek, Mr. Kevin E. Mayer, Mr. Lynds, and Ms. Miller
(2)
Amounts reported in these columns represent the total compensation reported in the Summary Compensation Table for the applicable fiscal year in the case of our PEOs, Messrs. Tick, Richmond, Levin and Trojan, and the average of the total compensation reported in the Summary Compensation Table for the applicable fiscal year for our Non-PEO NEOs reported for the applicable fiscal year.
(3)
Amounts reported in these columns represent CAP; adjustments were made to the amounts reported in the Summary Compensation Table for the applicable fiscal year. A reconciliation of the adjustments for our PEOs, Messrs. Tick, Richmond, Levin and Trojan, and for the average of the Non-PEO NEOs is set forth in the following table, which describes the adjustments, each of which is prescribed by the SEC rules, to calculate the CAP amounts from Summary Compensation Table amounts.
(4)
Total Shareholder Return (“TSR”) is cumulative for the measurement periods beginning on December 31, 2020 and ending on the last day in fiscal year 2025, 2024, 2023, 2022, and 2021, respectively, calculated in accordance with Item 201(e) of Regulation S-K.
(5)
“Peer Group” represents the S&P 600 Restaurant Group Index, which we have identified as our peer group for purposes of Item 402(v) and which we use for purposes of compliance with Item 201(e) of Regulation S-K.
(6)
We have determined that Adjusted EBITDA is the financial performance measure that, in our assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used to link compensation actually paid to our named executive officers, for the most recently completed fiscal year, to company performance.

Reconciliation of Summary Compensation to Compensation Actually Paid (PEOs)

	Fiscal 2025		Fiscal 2024		Fiscal 2023	Fiscal 2022	Fiscal 2021

	Mr. Tick PEO 1	Mr. Richmond PEO 2	Mr. Richmond PEO 1	Mr. Levin PEO 2	Mr. Levin PEO 1	Mr. Levin PEO 1	Mr. Levin PEO 1	Mr. Trojan PEO 2

Summary Compensation Table	$3,441,781	$780,978	$1,056,310	$4,418,732	$3,578,502	$2,650,029	$2,519,663	$3,711,615

Minus Stock Award Reported in Summary Compensation Table for the Fiscal Year	(1,567,179)	—	(360,013)	(1,394,651)	(1,333,392)	(1,000,047)	(908,372)	(1,333,370)

Minus Stock Option Award Value Reported Summary Compensation Table for the Fiscal Year	(319,590)	(399,162)	(359,584)	(665,888)	(665,911)	(499,884)	(641,625)	(666,559)

(Minus) Plus Year End Fair Value of Equity Awards Granted During the Fiscal Year that Remain Outstanding and Unvested as of Last Day of the Fiscal Year	1,771,939	470,886	802,542	—	2,360,290	1,331,266	1,408,643	1,997,836

(Minus) Plus Year over Year Change in Fair Value as of the Last Day of the Fiscal Year of Outstanding and Unvested Equity Awards Granted in Prior Years	7,808	—	—	—	516,915	(461,714)	11,391	29,036

Plus Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Fiscal Year	—	—	—	—	—	—	—	—

(Minus) Plus Year over Year Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested During the Fiscal Year	(31,259)	(75,641)	—	(707,095)	(203,034)	(76,232)	183,544	511,023

Minus Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Fiscal Year	—	—	—	(2,711,234)	—	—	—	—

Plus Value of Dividends or other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation for the Fiscal Year	—	—	—	—	—	2,210	5,940	17,670

Compensation Actually Paid	$3,303,500	$777,061	$1,139,255	$(1,060,136)	$4,253,370	$1,945,628	$2,579,184	$4,267,251

Reconciliation of Average Summary Compensation to Average Compensation Actually Paid (Non-PEO NEOs)

	Fiscal 2025	Fiscal 2024	Fiscal 2023	Fiscal 2022	Fiscal 2021
	Average Non- PEO NEOs	Average Non- PEO NEOs	Average Non- PEO NEOs	Average Non- PEO NEOs	Average Non- PEO NEOs

Summary Compensation Table	$818,453	$959,604	$953,363	$719,955	$856,556

Minus Stock Award Reported in Summary Compensation Table for the Fiscal Year	(219,738)	(236,301)	(175,050)	(145,877)	(219,040)

Minus Stock Option Award Value Reported Summary Compensation Table for the Fiscal Year	(104,339)	(152,001)	(87,413)	(72,903)	(85,835)

(Minus) Plus Year End Fair Value of Equity Awards Granted During the Fiscal Year that Remain Outstanding and Unvested as of Last Day of the Fiscal Year	278,581	311,324	301,001	194,183	290,562

(Minus) Plus Year over Year Change in Fair Value as of the Last Day of the Fiscal Year of Outstanding and Unvested Equity Awards Granted in Prior Years	5,454	12,280	82,436	(103,046)	2,376

Plus Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Fiscal Year	—	—	—	—	4,808

(Minus) Plus Year over Year Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested During the Fiscal Year	(4,095)	(64,749)	(42,160)	(27,874)	53,113

Minus Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Fiscal Year	(73,948)	—	—	—	—

Plus Value of Dividends or other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation for the Fiscal Year	—	—	—	690	1,714

Compensation Actually Paid	$700,368	$830,157	$1,032,177	$565,128	$904,254

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)
Mr. Tick succeeded Mr. Richmond as PEO on June 5, 2025, Mr. Richmond succeeded Mr. Levin as PEO (on an interim basis) on August 28, 2024, and Mr. Levin succeeded Mr. Trojan as PEO on September 1, 2021. Our Non-PEO NEOs for the applicable fiscal years were as follows:
•
Fiscal Year 2025: Mr. Wilson, Ms. Jaffe, Mr. Lynds, Ms. Miller, Mr. Houdek and Mr. Atkins
•
Fiscal Year 2024: Mr. Houdek, Mr. Lynds, Mr. Putnam K. Shin and Mr. Tick
•
Fiscal Year 2023: Mr. Houdek, Mr. Lynds, Ms. Miller, and Mr. Shin
•
Fiscal Year 2022: Mr. Houdek, Mr. Lynds, Ms. Miller, and Mr. Krakower
	Fiscal Year 2021: Mr. Houdek, Mr. Kevin E. Mayer, Mr. Lynds, and Ms. Miller
Peer Group Issuers, Footnote	“Peer Group” represents the S&P 600 Restaurant Group Index, which we have identified as our peer group for purposes of Item 402(v) and which we use for purposes of compliance with Item 201(e) of Regulation S-K.
Adjustment To PEO Compensation, Footnote

	Fiscal 2025		Fiscal 2024		Fiscal 2023	Fiscal 2022	Fiscal 2021

	Mr. Tick PEO 1	Mr. Richmond PEO 2	Mr. Richmond PEO 1	Mr. Levin PEO 2	Mr. Levin PEO 1	Mr. Levin PEO 1	Mr. Levin PEO 1	Mr. Trojan PEO 2

Summary Compensation Table	$3,441,781	$780,978	$1,056,310	$4,418,732	$3,578,502	$2,650,029	$2,519,663	$3,711,615

Minus Stock Award Reported in Summary Compensation Table for the Fiscal Year	(1,567,179)	—	(360,013)	(1,394,651)	(1,333,392)	(1,000,047)	(908,372)	(1,333,370)

Minus Stock Option Award Value Reported Summary Compensation Table for the Fiscal Year	(319,590)	(399,162)	(359,584)	(665,888)	(665,911)	(499,884)	(641,625)	(666,559)

(Minus) Plus Year End Fair Value of Equity Awards Granted During the Fiscal Year that Remain Outstanding and Unvested as of Last Day of the Fiscal Year	1,771,939	470,886	802,542	—	2,360,290	1,331,266	1,408,643	1,997,836

(Minus) Plus Year over Year Change in Fair Value as of the Last Day of the Fiscal Year of Outstanding and Unvested Equity Awards Granted in Prior Years	7,808	—	—	—	516,915	(461,714)	11,391	29,036

Plus Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Fiscal Year	—	—	—	—	—	—	—	—

(Minus) Plus Year over Year Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested During the Fiscal Year	(31,259)	(75,641)	—	(707,095)	(203,034)	(76,232)	183,544	511,023

Minus Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Fiscal Year	—	—	—	(2,711,234)	—	—	—	—

Plus Value of Dividends or other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation for the Fiscal Year	—	—	—	—	—	2,210	5,940	17,670

Compensation Actually Paid	$3,303,500	$777,061	$1,139,255	$(1,060,136)	$4,253,370	$1,945,628	$2,579,184	$4,267,251

Non-PEO NEO Average Total Compensation Amount	$ 818,453	$ 959,604	$ 953,363	$ 719,955	$ 856,556
Non-PEO NEO Average Compensation Actually Paid Amount	$ 700,368	830,157	1,032,177	565,128	904,254
Adjustment to Non-PEO NEO Compensation Footnote

	Fiscal 2025	Fiscal 2024	Fiscal 2023	Fiscal 2022	Fiscal 2021
	Average Non- PEO NEOs	Average Non- PEO NEOs	Average Non- PEO NEOs	Average Non- PEO NEOs	Average Non- PEO NEOs

Summary Compensation Table	$818,453	$959,604	$953,363	$719,955	$856,556

Minus Stock Award Reported in Summary Compensation Table for the Fiscal Year	(219,738)	(236,301)	(175,050)	(145,877)	(219,040)

Minus Stock Option Award Value Reported Summary Compensation Table for the Fiscal Year	(104,339)	(152,001)	(87,413)	(72,903)	(85,835)

(Minus) Plus Year End Fair Value of Equity Awards Granted During the Fiscal Year that Remain Outstanding and Unvested as of Last Day of the Fiscal Year	278,581	311,324	301,001	194,183	290,562

(Minus) Plus Year over Year Change in Fair Value as of the Last Day of the Fiscal Year of Outstanding and Unvested Equity Awards Granted in Prior Years	5,454	12,280	82,436	(103,046)	2,376

Plus Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Fiscal Year	—	—	—	—	4,808

(Minus) Plus Year over Year Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested During the Fiscal Year	(4,095)	(64,749)	(42,160)	(27,874)	53,113

Minus Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Fiscal Year	(73,948)	—	—	—	—

Plus Value of Dividends or other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation for the Fiscal Year	—	—	—	690	1,714

Compensation Actually Paid	$700,368	$830,157	$1,032,177	$565,128	$904,254

Compensation Actually Paid vs. Total Shareholder Return	Relationship between CAP and TSR The graph below illustrates the relationship between TSR and our Peer Group TSR as well as the relationship between CAP and TSR for our PEO and average Non-PEO NEOs.
Compensation Actually Paid vs. Net Income	Relationship between CAP and GAAP Net Income The graph below reflects the relationship between our PEO and average Non-PEO NEOs CAP and our Net Income (Loss) for the applicable fiscal year.
Compensation Actually Paid vs. Company Selected Measure

Relationship between CAP and Adjusted EBITDA (our Company-Selected Measure)

The graph below reflects the relationship between our PEO and average Non-PEO NEOs CAP and our Adjusted EBITDA for the applicable fiscal year.

Tabular List, Table

Performance Measures Used to Link Company Performance and CAP

The following is a list of performance measures, which in our assessment represent the most important performance measures we use to link compensation actually paid to the Named Executive Officers for fiscal 2025. Each metric below is used for purposes of determining payouts under either our annual incentive program or vesting of our performance stock units. Please see the Compensation Discussion and Analysis for a further description of these metrics and how they are used in our executive compensation program.

1. Adjusted EBITDA

2. Comparable Restaurant Sales as measured against Black Box

3. Weekly Sales Average

Total Shareholder Return Amount	$ 102.36	92.56	94.86	69.49	91.02
Peer Group Total Shareholder Return Amount	93.67	139.43	117.55	96.84	121.51
Net Income (Loss)	$ 48,808,000	$ 16,687,000	$ 19,660,000	$ 4,076,000	$ (3,606,000)
Company Selected Measure Amount	134,075,000	117,099,000	103,778,000	77,885,000	70,523,000
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	Comparable Restaurant Sales as measured against Black Box
Measure:: 3
Pay vs Performance Disclosure
Name	Weekly Sales Average
Mr Tick [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 3,441,781
PEO Actually Paid Compensation Amount	$ 3,303,500
PEO Name	Mr. Tick
Mr Richmond [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 780,978	$ 1,056,310
PEO Actually Paid Compensation Amount	$ 777,061	$ 1,139,255
PEO Name	Mr. Richmond	Mr. Richmond
Mr Levin [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 4,418,732	$ 3,578,502	$ 2,650,029	$ 2,519,663
PEO Actually Paid Compensation Amount		$ (1,060,136)	$ 4,253,370	$ 1,945,628	$ 2,579,184
PEO Name		Mr. Levin	Mr. Levin	Mr. Levin	Mr. Levin
Mr Trojan [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					$ 3,711,615
PEO Actually Paid Compensation Amount					$ 4,267,251
PEO Name					Mr. Trojan
PEO | Mr Tick [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,771,939
PEO | Mr Tick [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,808
PEO | Mr Tick [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr Tick [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(31,259)
PEO | Mr Tick [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr Tick [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr Tick [Member] | Stock Award Value Reported In Summary Compensation Table For The Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,567,179)
PEO | Mr Tick [Member] | Option Award Value Reported in Summary Compensation Table for the Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(319,590)
PEO | Mr Richmond [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	470,886	$ 802,542
PEO | Mr Richmond [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Mr Richmond [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Mr Richmond [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(75,641)	0
PEO | Mr Richmond [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Mr Richmond [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Mr Richmond [Member] | Stock Award Value Reported In Summary Compensation Table For The Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(0)	(360,013)
PEO | Mr Richmond [Member] | Option Award Value Reported in Summary Compensation Table for the Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(399,162)	(359,584)
PEO | Mr Levin [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	$ 2,360,290	$ 1,331,266	$ 1,408,643
PEO | Mr Levin [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	516,915	(461,714)	11,391
PEO | Mr Levin [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0
PEO | Mr Levin [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(707,095)	(203,034)	(76,232)	183,544
PEO | Mr Levin [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(2,711,234)	0	0	0
PEO | Mr Levin [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	2,210	5,940
PEO | Mr Levin [Member] | Stock Award Value Reported In Summary Compensation Table For The Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,394,651)	(1,333,392)	(1,000,047)	(908,372)
PEO | Mr Levin [Member] | Option Award Value Reported in Summary Compensation Table for the Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(665,888)	(665,911)	(499,884)	(641,625)
PEO | Mr Trojan [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					1,997,836
PEO | Mr Trojan [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					29,036
PEO | Mr Trojan [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Mr Trojan [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					511,023
PEO | Mr Trojan [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Mr Trojan [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					17,670
PEO | Mr Trojan [Member] | Stock Award Value Reported In Summary Compensation Table For The Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(1,333,370)
PEO | Mr Trojan [Member] | Option Award Value Reported in Summary Compensation Table for the Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(666,559)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	278,581	311,324	301,001	194,183	290,562
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,454	12,280	82,436	(103,046)	2,376
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	4,808
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,095)	(64,749)	(42,160)	(27,874)	53,113
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(73,948)	0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	690	1,714
Non-PEO NEO | Stock Award Value Reported In Summary Compensation Table For The Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(219,738)	(236,301)	(175,050)	(145,877)	(219,040)
Non-PEO NEO | Option Award Value Reported in Summary Compensation Table for the Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (104,339)	$ (152,001)	$ (87,413)	$ (72,903)	$ (85,835)